Share-based Compensation - Schedule of Omnibus Incentive Plan (Details) - Restricted Stock Units And Performance Shares - Omnibus Incentive Plan shares in Millions	6 Months Ended
Sep. 30, 2026 $ / shares shares
Awards
Outstanding, beginning of period (in shares) | shares	18
Granted (in shares) | shares	11
Vested (in shares) | shares	(5)
Cancelled and forfeited (in shares) | shares	(1)
Outstanding, ending of period (in shares) | shares	23
Weighted Average Grant Date Fair Value Per Award
Outstanding, beginning of period (in dollars per share) | $ / shares	$ 120.64
Granted (in dollars per share) | $ / shares	212.03
Vested (in dollars per share) | $ / shares	119.15
Cancelled and forfeited (in dollars per share) | $ / shares	149.46
Outstanding, ending of period (in dollars per share) | $ / shares	$ 165.60